Other Intangible Assets, Net - Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Merchant relationships | iMobile3
Intangible assets
Total acquired identifiable intangible assets	$ 2.8
Favorable lease | iMobile3
Intangible assets
Total acquired identifiable intangible assets				$ 0.3
Rights to use | iMobile3
Intangible assets
Total acquired identifiable intangible assets				$ 2.1
Other intangible assets | Selling, general and administrative expenses
Intangible assets
Amortization related to other intangible assets	$ 202.1	$ 179.5	$ 163.8